Debt	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Debt
6. DEBT
Indebtedness as of March 31, 2020 and 2019 was as follows:

	2020	2019
Credit Agreement	$275,449	$301,846
Private Placement	878,409	884,967
Deferred financing fees	(3,337)	(3,619)
Other	—	33
Total long term debt	$1,150,521	$1,183,227
On March 23, 2018, STERIS UK and certain of its subsidiaries entered into a Credit Agreement (the "Credit Agreement") with various financial institutions as lenders, and JPMorgan Chase Bank, N.A., as Administrative Agent. STERIS Ireland subsequently became a borrower and guarantor under the Credit Agreement. The Credit Agreement replaced a bank credit facility dated March 31, 2015. The Credit Agreement provides up to $1,000,000 of credit, in the form of a revolver facility, which may be utilized for revolving credit borrowings, swing line borrowings and letters of credit, with sublimits for swing line borrowings and letters of credit. The revolver facility may be increased in specified circumstances by up to $500,000. The Credit Agreement will mature on March 23, 2023, and all unpaid borrowings, together with accrued and unpaid interest thereon, are repayable on that date. The Credit Agreement contains leverage and interest coverage covenants. Borrowings may be taken in U.S. dollars, euros, and pounds sterling and certain other specified currencies and bear interest at our option based upon either the Base Rate or the Eurocurrency Rate, plus the Applicable Margin in effect from time to time under the Credit Agreement. The Applicable Margin is determined based on the ratio of Consolidated Total Debt to Consolidated EBITDA (as such terms are defined in the Credit Agreement). Interest on Base Rate Advances is payable quarterly in arrears and interest on Eurocurrency Rate Advances is payable at the end of the relevant interest period therefor, but in no event less frequently than every three months. Borrowings at closing were used to repay outstanding balances of debt outstanding under the former bank credit facility dated March 31, 2015 that was scheduled to mature on March 31, 2020 and for other general corporate purposes. The Credit Agreement was amended in March 2019, in connection with the Redomiciliation to permit the Redomiciliation. The amendments did not effect any material changes in the terms of the Credit Agreement regarding borrowings or the issuance of letters of credit.
As of March 31, 2020 a total of $275,449 of Credit Agreement and Swing Line Facility borrowings were outstanding under the Credit Agreement, based on currency exchange rates as of March 31, 2020.
Our outstanding Senior Notes at March 31, 2020 and 2019 were as follows:

	Applicable Note Purchase Agreement	Maturity Date	U.S. Dollar Value at March 31, 2020	U.S. Dollar Value at March 31, 2019
$35,000 Senior notes at 6.43%	2008 Private Placement	August 2020	35,000	35,000
$91,000 Senior notes at 3.20%	2012 Private Placement	December 2022	91,000	91,000
$80,000 Senior notes at 3.35%	2012 Private Placement	December 2024	80,000	80,000
$25,000 Senior notes at 3.55%	2012 Private Placement	December 2027	25,000	25,000
$125,000 Senior notes at 3.45%	2015 Private Placement	May 2025	125,000	125,000
$125,000 Senior notes at 3.55%	2015 Private Placement	May 2027	125,000	125,000
$100,000 Senior notes at 3.70%	2015 Private Placement	May 2030	100,000	100,000
$50,000 Senior notes at 3.93%	2017 Private Placement	February 2027	50,000	50,000
€60,000 Senior notes at 1.86%	2017 Private Placement	February 2027	66,342	67,352
$45,000 Senior notes at 4.03%	2017 Private Placement	February 2029	45,000	45,000
€20,000 Senior notes at 2.04%	2017 Private Placement	February 2029	22,114	22,450
£45,000 Senior notes at 3.04%	2017 Private Placement	February 2029	55,767	58,702
€19,000 Senior notes at 2.30%	2017 Private Placement	February 2032	21,008	21,328
£30,000 Senior notes at 3.17%	2017 Private Placement	February 2032	37,178	39,135
Total Senior Notes			$878,409	$884,967
On February 27, 2017, STERIS UK issued and sold an aggregate principal amount of $95,000, €99,000, and £75,000, of senior notes in a private placement to certain institutional investors in an offering that was exempt from the registration requirements of the Securities Act of 1933. These notes have maturities of between 10 years and 15 years from the issue date. The agreement governing these notes contains leverage and interest coverage covenants.
On May 15, 2015, STERIS Corporation issued and sold $350,000 of senior notes, in a private placement to certain institutional investors in an offering that was exempt from the registration requirements of the Securities Act of 1933. These notes have maturities of 10 years to 15 years from the issue date. The agreement governing these notes contains leverage and interest coverage covenants.
The agreements governing certain senior notes issued and sold in February 2013, December 2012, and August 2008, were amended and restated in their entirety on March 31, 2015. All of these notes were issued and sold in private placements to certain institutional investors in offerings that were exempt from the registration requirements of the Securities Act of 1933.
The amended and restated agreements, which have been consolidated into a single agreement for the 2013 and 2012 notes, and a separate single agreement for the 2008 notes, contain leverage and interest coverage covenants.
All of the note agreements were amended in March 2019, in connection with the Redomiciliation. The amendments waived certain repurchase rights of the note holders and increased the size of certain baskets to more closely align with Credit Agreement baskets.
At March 31, 2020, we were in compliance with all financial covenants associated with our indebtedness.
The combined annual aggregate amount of maturities of our outstanding debt by fiscal year is as follows:

2021 (1)	$35,000
2022	—
2023	366,449
2024	—
2025 and thereafter	752,409
Total	$1,153,858
(1) This amount represents a senior note that matures in August 2020. In accordance with ASU 470-10-45, we have presented the note as a long-term liability based on our intention to refinance the note on a long-term basis under our credit facility.